Document and Entity Information	9 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	GreenPower Motor Company Inc.
Entity Central Index Key	0001584547
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Form 6-K/A amends the Form 6-K filed by GreenPower Motor Company Inc. (the “Company”) on February 13, 2024 (the “Original Form 6-K”). This Form 6-K/A is being filed for the purposes of (1) adding Exhibit 101 and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T for Exhibit 99.1 of the Original Form 6-K, which is the Company’s consolidated condensed interim financial statements for the three and nine months ended December 31, 2023 and December 31, 2022 and (2) filing a copy of Contract of Lease-Purchase dated May 2, 2022, effective August 1, 2022 between South Charleston Development Authority and GreenPower Manufacturing WV Inc. Except as described above, no changes have been made to the Original Form 6-K, and this Form 6-K/A does not amend, update or change any other items or disclosures in the Original Form 6-K. Further this Form 6-K does not reflect subsequent events occurring after the filing date of the Original Form 6-K or modify or update in any way disclosures in the Original Form 6-K.
Current Fiscal Year End Date	--03-31
Document Period End Date	Dec. 31, 2023
Entity File Number	001-39476